Debt Facilities - Bridge Term Loan (Details) - Bridge term loan $ in Thousands			9 Months Ended
	Sep. 01, 2016	Sep. 30, 2015 JPY (¥)	Sep. 30, 2015 JPY (¥)	Sep. 30, 2015 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity		¥ 47,500,000,000	¥ 47,500,000,000	$ 395,200
Initial payment period (in months)		10 months
Tokyo Interbank Offered Rate
Debt Instrument [Line Items]
Variable rate (percent)	1.75%		0.40%